Equity, Units Rollforward (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Oct. 05, 2012	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011
Common public units outstanding		14,956,339
Tesoro and general partner owned common units outstanding		974,077
Tesoro owned subordinated units outstanding		15,254,890			15,254,890
General partner units outstanding		636,307
General partner's ownership interest	1.80%	2.00%		2.00%
Affiliated partner ownership interest		53.00%
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011		31,132,429
Unit-based compensation awards (a)		6,339	[1]
Balance at September 30, 2012		31,821,613
Units withheld for taxes		654
Common units issued in offering	4,255,000
Over-allotment option units issued	555,000
Price per unit (dollars per unit)	$ 41.80
Net proceeds from issuance of units	$ 170.7
Martinez Marine Terminal Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		210,574
Long Beach Assets Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		472,271
Common
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011		15,254,890
Unit-based compensation awards (a)		6,339	[1]
Balance at September 30, 2012		15,930,416
Common | Martinez Marine Terminal Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		206,362
Common | Long Beach Assets Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		462,825
Subordinated
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011		15,254,890
Unit-based compensation awards (a)		0
Balance at September 30, 2012		15,254,890
Subordinated | Martinez Marine Terminal Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		0
Subordinated | Long Beach Assets Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		0
General Partner
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011		622,649
Unit-based compensation awards (a)		0
Balance at September 30, 2012		636,307
General Partner | Martinez Marine Terminal Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		4,212
General Partner | Long Beach Assets Acquisition
Increase (Decrease) In Partners' Capital, Units
Units issued in the Acquisition		9,446

[1]	Unit-based compensation awards are presented net of 654 units withheld for taxes.